United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2993

(Investment Company Act File Number)

Edward Jones Money Market Fund
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  02/28/2011

Date of Reporting Period:  Quarter ended 11/30/2010

Item 1.                      Schedule of Investments

Edward Jones Money Market Fund

Portfolio of Investments

November 30, 2010 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 31.1%
$94,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.233%, 12/21/2010	93,988,316
216,000,000	[2]	Federal Home Loan Bank System Discount Notes, 0.390%, 2/16/2011 - 2/25/2011	215,805,433
1,371,750,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.149% - 0.233%, 12/1/2010 - 2/10/2011	1,371,296,939
1,032,200,000		Federal Home Loan Bank System Notes, 0.260% - 3.625%, 1/21/2011 - 12/9/2011	1,033,083,376
1,500,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.210%, 5/19/2011	1,498,521
530,524,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.147% - 0.360%, 12/1/2010 - 2/5/2011	530,323,712
115,000,000		Federal Home Loan Mortgage Corp. Notes, 1.500% - 3.500%, 1/7/2011 - 5/5/2011	115,496,455
625,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.210%, 4/13/2011 - 5/16/2011	624,404,417
471,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.155% - 0.213%, 12/11/2010 - 12/27/2010	470,837,689
55,000,000		Federal National Mortgage Association Notes, 4.500%, 2/15/2011	55,470,523
		TOTAL GOVERNMENT AGENCIES	4,512,205,381
		U.S. Treasury – 1.9%
60,000,000		United States Treasury Notes, 0.875%, 4/30/2011	60,158,630
115,000,000		United States Treasury Notes, 4.875%, 5/31/2011	117,669,772
100,000,000		United States Treasury Notes, 5.125%, 6/30/2011	102,847,301
		TOTAL U.S. TREASURY	280,675,703
		Repurchase Agreements – 66.7%
205,000,000	[3]	Interest in $700,000,000 joint repurchase agreement 0.22%, dated 11/16/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $700,385,000 on 2/14/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2040 and the market value of those underlying securities was $716,698,728.	205,000,000
205,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.22%, dated 11/17/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,000,550,000 on 2/15/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2040 and the market value of those underlying securities was $1,026,334,689.	205,000,000
600,000,000		Interest in $4,696,000,000 joint repurchase agreement 0.24%, dated 11/30/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $4,696,031,307 on 12/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2019 and the market value of those underlying securities was $4,789,951,936.	600,000,000
325,000,000		Interest in $1,638,000,000 joint repurchase agreement 0.25%, dated 11/30/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,638,011,375 on 12/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2040 and the market value of those underlying securities was $1,670,771,603.	325,000,000
13,113,000		Interest in $5,635,000,000 joint repurchase agreement 0.25%, dated 11/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,635,039,132 on 12/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $5,747,739,915.	13,113,000
2,929,946,000		Interest in $16,700,000,000 joint repurchase agreement 0.23%, dated 11/30/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $16,700,106,694 on 12/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $17,034,108,950.	2,929,946,000
250,000,000		Interest in $500,000,000 joint repurchase agreement 0.26%, dated 11/30/2010 under which Citibank, N.A. will repurchase securities provided as collateral for $500,003,611 on 12/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2048 and the market value of those underlying securities was $515,000,001.	250,000,000
597,000,000	[3]	Interest in $2,000,000,000 joint repurchase agreement 0.21%, dated 11/17/2010 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,000,723,333 on 1/18/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2050 and the market value of those underlying securities was $2,041,809,079.	597,000,000
340,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.25%, dated 11/30/2010 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,006,944 on 12/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2040 and the market value of those underlying securities was $1,024,017,421.	340,000,000

Principal Amount			Value
$598,000,000	[3]	Interest in $2,000,000,000 joint repurchase agreement 0.23%, dated 10/22/2010 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $2,001,150,000 on 1/20/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2040 and the market value of those underlying securities was $2,060,526,445.	598,000,000
598,000,000	[3]	Interest in $2,000,000,000 joint repurchase agreement 0.25%, dated 11/30/2010 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $2,000,097,222 on 12/7/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2049 and the market value of those underlying securities was $2,060,014,306.	598,000,000
145,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.22%, dated 10/12/2010 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,275,000 on 1/10/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2048 and the market value of those underlying securities was $515,155,154.	145,000,000
147,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.23%, dated 10/26/2010 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,287,500 on 1/24/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/20/2040 and the market value of those underlying securities was $515,116,338.	147,000,000
250,000,000		Interest in $500,000,000 joint repurchase agreement 0.25%, dated 11/30/2010 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,003,472 on 12/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/25/2047 and the market value of those underlying securities was $510,337,225.	250,000,000
290,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.25%, dated 11/30/2010 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,000,006,944 on 12/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/15/2040 and the market value of those underlying securities was $1,030,004,510.	290,000,000
200,000,000		Interest in $600,000,000 joint repurchase agreement 0.25%, dated 11/30/2010 under which Merrill Lynch Government Securities/Money Market will repurchase securities provided as collateral for $600,004,167 on 12/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2047 and the market value of those underlying securities was $618,000,466.	200,000,000
100,000,000		Interest in $201,939,000 joint repurchase agreement 0.25%, dated 11/30/2010 under which Merrill Lynch, Pierce, Fenner & Smith will repurchase securities provided as collateral for $201,940,402 on 12/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/20/2039 and the market value of those underlying securities was $207,998,615.	100,000,000
99,000,000	[3]	Interest in $325,000,000 joint repurchase agreement 0.22%, dated 11/23/2010 under which RBC Capital Markets LLC will repurchase securities provided as collateral for $325,055,611 on 12/21/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2040 and the market value of those underlying securities was $334,329,450.	99,000,000
290,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.24%, dated 10/15/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,000,600,000 on 1/13/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/20/2040 and the market value of those underlying securities was $1,030,316,644.	290,000,000
154,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.24%, dated 11/22/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $500,100,000 on 12/22/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/25/2045 and the market value of those underlying securities was $515,031,477.	154,000,000
890,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.25%, dated 11/30/2010 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,013,889 on 12/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/16/2044 and the market value of those underlying securities was $2,050,683,880.	890,000,000
200,000,000		Interest in $400,000,000 joint repurchase agreement 0.25%, dated 11/30/2010 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $400,002,778 on 12/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2040 and the market value of those underlying securities was $408,002,834.	200,000,000
250,000,000		Interest in $500,000,000 joint repurchase agreement 0.25%, dated 11/30/2010 under which Wells Fargo Bank, N.A. will repurchase securities provided as collateral for $500,003,472 on 12/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/15/2036 and the market value of those underlying securities was $510,008,290.	250,000,000
		TOTAL REPURCHASE AGREEMENTS	9,676,059,000
		TOTAL INVESTMENTS — 99.7% (AT AMORTIZED COST)[4]	14,468,940,084
		OTHER ASSETS AND LIABILITIES - NET — 0.3%[5]	44,832,432
		TOTAL NET ASSETS — 100%	$14,513,772,516

1	Floating rate notes with current rate(s) and next reset date(s) shown.
2	Discount rate(s) at time of purchase.

3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of November 30, 2010, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Edward Jones Money Market Fund

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date                      January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date                      January 25, 2011

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date                      January 24, 2011